Unaudited Interim Condensed Consolidated Statements of Comprehensive Income/ (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Net income	$ 203,481	$ 501
Other comprehensive income / (loss):
Unrealized gain / (loss) from hedging interest rate swaps recognized in Other comprehensive income/(loss) before reclassifications	0	(684)
Unrealized gain / (loss) from investment in debt security recognized in Other comprehensive income/(loss) before reclassifications (Note 14)	(48)	58
Less:
Reclassification adjustments of interest rate swap gain/(loss) (Notes 9 and 14)	(212)	(891)
Other comprehensive income / (loss)	(260)	(1,517)
Total comprehensive income/ (loss)	$ 203,221	$ (1,016)